Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2011
Commitments and Contingencies Disclosure [Abstract]
Lease Commitments
	Operating Leases	Operating Leases	Capital Leases
	Future Minimum	Future Minimum	Future Minimum
	Rental Payments	Rental Receipts	Rental Payments
(Dollars in thousands)
2012	$144,738	$37,699	$548
2013	124,623	31,165	564
2014	98,932	25,286	573
2015	80,187	16,497	582
2016	62,601	6,710	594
Thereafter	695,895	925	5,305
Total	$1,206,976	$118,282	8,166
Less: Interest expense			(3,830)
Present value of minimum lease payments			4,336
Less: Current portion of obligations under capital leases			(127)
Long-term portion of obligations under capital leases			$4,209